Share-Based Payments - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Share-Based Payment Arrangements [Abstract]
Risk-free interest rate	2.20%	1.30%
Expected volatility	21.30%	31.70%
Expected dividend yield	4.00%	4.00%
Expected life of the option (in years) | year	6.3	6.3
Exercise price (in CAD per share) | $	$ 53.96	$ 48.20